Related Party Disclosures	12 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related Party Disclosures

Note 32. Related Party Disclosures

(a)
Subsidiaries

The consolidated financial statements include the financial statements of Opthea Limited and its subsidiaries in the following table:

	Parent entity % equity interest
	June 30, 2025	June 30, 2024	June 30, 2023
		%	%
Vegenics Pty Ltd[1]	100	100	100
Opthea US Inc[2]	100	100	100

(1) Opthea Limited is the ultimate parent entity. Vegenics Pty Ltd is incorporated in Australia and has the same financial year as Opthea Limited.

(2) Opthea Limited is the ultimate parent entity. Opthea US Inc was incorporated in the United States in May 2021 and has the same financial year as Opthea Limited.

(b)
Transactions with related parties

Balances and transactions between the Company and its subsidiaries, a related party of the Company, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its associates are disclosed below:

Following the appointment of Anshul Thakral (who is the CEO of Launch Tx, Operation Executive of Carlyle and on the board of Saama Technologies) as a Director of Opthea on June 7, 2023, Launch, Ocelot (an affiliate of

Carlyle and Abingworth), Carlyle and Saama Technologies became related parties of Opthea. Anshul Thakral resigned from the Opthea Board of Directors effective June 2, 2025 and therefore Ocelot, Launch Tx and SaamaTechnologies are no longer entities related to the Group at year end.

Trading transactions

During the year, group entities entered into the following transactions with related parties who are not members of the Group.

	Consolidated
	Purchase of Service
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Ocelot	32,793	24,699	—
Launch Tx	9,900	2,700	900
Mr Lawrence Gozlan	275	—	—
Saama Technologies	121	343	—

Transaction with Launch Tx relate to the purchase of services assisting Opthea with the management and oversight of trials under the Service Agreement with Launch Tx which were in a payable position at June 30, 2025.

Transactions with Saama Technologies relate to the purchase of services assisting Opthea with analytical work on clinical trials.

Transaction with Mr. Lawrence Gozlan, a director of the Company, related to Consultancy fees for the provision of services associated with managing, overseeing and coordinating the conduct and implementation of Capital raises. In the opinion of the Directors, these duties are outside the scope of the ordinary duties of a Non-Executive Director.

	Consolidated
	Amounts owed to related parties
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Ocelot	—	141,554	85,660
Launch Tx	2,250	—	900
Lawrence Gozlan	—	—	—
Saama Technologies	—	—	—

Amounts owed to Ocelot relate to the DFA and carry an effective rate of 23% (refer to note 27). Included in the interest expense on DFA for the year is an amount due to related parties of US$32,793 thousand (2024: US$24,699 thousand, 2023: US$13,462). Amounts paid to Launch Tx relate to the purchase of services assisting Opthea with the management and oversight of trials under the Service Agreement with Launch Tx which were in a payable position at June 30, 2025.

	Consolidated
	Amounts owed by related parties*
	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Ocelot	—	—	—
Launch Tx	—	3,150	—
Mr. Lawrence Gozlan	—	—	—
Saama Technologies	—	24	—

Amounts paid to Launch Tx relate to the purchase of services assisting Opthea with the management and oversight of trials under the Service Agreement with Launch Tx which were in a prepayment position at June 30, 2024.

Amounts paid to Saama Technologies in regard to subscription fees for the use of analytical platform, which were in a prepayment position at June 30, 2024.

On August 28, 2023, Mr. Lawrence Gozlan, a director of the Company, and the Company entered into a Consultancy Agreement of up to US$300,000 in respect of the provision of services associated with managing, overseeing and coordinating the conduct and implementation of the Capital Raising. The consultancy agreement was effective for the financial year June 30, 2024. In the opinion of the Directors, these duties are outside the scope of the ordinary duties of a Non-Executive Director. Included in equity are transaction costs paid under this consulting agreement of US$125,000 for the year ended June 30, 2024.

On September 19, 2024, Mr. Lawrence Gozlan, a director of the Company, and the Company entered into a Consultancy Agreement of up to US$275 thousand in respect of the provision of services associated with managing, overseeing and coordinating the conduct and implementation of Capital Raising. The consultancy agreement was effective for the financial year June 30, 2025. In the opinion of the Directors, these duties are outside the scope of the ordinary duties of a Non-Executive Director. Included in Statement of Profit or Loss under Administrative expenses are consultancy cost of US$275 thousand for the year ended June 30, 2025.